INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance	Rp 9,442		Rp 8,731
Ending Balance	9,237	$ 554	9,442	Rp 8,731
Fully amortised intangible assets still utilized	10,664		8,345
Goodwill
Reconciliation of intangible assets
Beginning Balance	1,003
Ending Balance	922		1,003
Software
Reconciliation of intangible assets
Beginning Balance	7,445
Ending Balance	Rp 7,394		Rp 7,445
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods	1 year	1 year	1 year	1 year
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods	6 years	6 years	6 years	6 years
License
Reconciliation of intangible assets
Beginning Balance	Rp 370
Ending Balance	355		Rp 370
Other intangible assets
Reconciliation of intangible assets
Beginning Balance	624
Ending Balance	566		624
Gross carrying amount
Reconciliation of intangible assets
Beginning Balance	24,355		25,378
Additions	2,962		3,518
Deductions	(12)		(4,507)
Reclassifications/translations	120		(34)
Ending Balance	27,425		24,355	Rp 25,378
Gross carrying amount | Mitratel
Reconciliation of intangible assets
Goodwill	467
Gross carrying amount | MetraNet
Reconciliation of intangible assets
Goodwill	220
Gross carrying amount | Sigma
Reconciliation of intangible assets
Goodwill	78
Gross carrying amount | TDE
Reconciliation of intangible assets
Goodwill	77
Gross carrying amount | Telkomsat
Reconciliation of intangible assets
Goodwill	68
Gross carrying amount | Metra
Reconciliation of intangible assets
Goodwill	12
Gross carrying amount | Goodwill
Reconciliation of intangible assets
Beginning Balance	1,474		1,492
Deductions			(18)
Reclassifications/translations	(85)
Ending Balance	1,389		1,474	1,492
Gross carrying amount | Software
Reconciliation of intangible assets
Beginning Balance	20,531		21,642
Additions	2,878		3,415
Deductions	(8)		(4,489)
Reclassifications/translations	196		(37)
Ending Balance	23,597		20,531	21,642
Gross carrying amount | License
Reconciliation of intangible assets
Beginning Balance	647		550
Additions	68		94
Deductions	(1)
Reclassifications/translations	11		3
Ending Balance	725		647	550
Gross carrying amount | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	1,703		1,694
Additions	16		9
Deductions	(3)
Reclassifications/translations	(2)
Ending Balance	1,714		1,703	1,694
Accumulated depreciation
Reconciliation of intangible assets
Beginning Balance	(14,913)
Amortization	(3,072)
Deductions	7
Reclassifications/translations	(210)
Ending Balance	(18,188)		(14,913)
Accumulated depreciation | Goodwill
Reconciliation of intangible assets
Beginning Balance	(471)
Reclassifications/translations	4
Ending Balance	(467)		(471)
Accumulated depreciation | Software
Reconciliation of intangible assets
Beginning Balance	(13,086)
Amortization	(2,906)
Deductions	7
Reclassifications/translations	(218)
Ending Balance	(16,203)		(13,086)
Accumulated depreciation | License
Reconciliation of intangible assets
Beginning Balance	(277)
Amortization	(94)
Reclassifications/translations	1
Ending Balance	(370)		(277)
Accumulated depreciation | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	(1,079)
Amortization	(72)
Reclassifications/translations	3
Ending Balance	(1,148)		(1,079)
Accumulated depreciation and impairment losses
Reconciliation of intangible assets
Beginning Balance	(14,913)		(16,647)
Amortization			(2,662)
Impairment			(77)
Deductions			4,483
Reclassifications/translations			(10)
Ending Balance			(14,913)	(16,647)
Accumulated depreciation and impairment losses | Goodwill
Reconciliation of intangible assets
Beginning Balance	(471)		(405)
Impairment			(77)
Deductions			11
Ending Balance			(471)	(405)
Accumulated depreciation and impairment losses | Software
Reconciliation of intangible assets
Beginning Balance	(13,086)		(15,034)
Amortization			(2,515)
Deductions			4,472
Reclassifications/translations			(9)
Ending Balance			(13,086)	(15,034)
Accumulated depreciation and impairment losses | License
Reconciliation of intangible assets
Beginning Balance	(277)		(200)
Amortization			(76)
Reclassifications/translations			(1)
Ending Balance			(277)	(200)
Accumulated depreciation and impairment losses | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	Rp (1,079)		(1,008)
Amortization			(71)
Ending Balance			Rp (1,079)	Rp (1,008)